Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details)	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares
Class A ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	4,980,000,000	4,980,000,000	4,980,000,000	4,980,000,000	4,980,000,000
Ordinary shares, shares issued	32,650,000	12,650,000	12,650,000	12,650,000	12,650,000
Ordinary shares, shares outstanding	32,650,000	12,650,000	12,650,000	12,650,000	12,650,000
Class A ordinary shares [Member] | Parent Company [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value | (per share)		$ 0.00001	¥ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	4,980,000,000	4,980,000,000	4,980,000,000	4,980,000,000	4,980,000,000
Ordinary shares, shares issued	32,650,000	12,650,000	12,650,000	8,700,000	8,700,000
Ordinary shares, shares outstanding	32,650,000	12,650,000	12,650,000	8,700,000	8,700,000
Class B ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	1,300,000	1,300,000	1,300,000	1,300,000	1,300,000
Ordinary shares, shares outstanding	1,300,000	1,300,000	1,300,000	1,300,000	1,300,000
Class B ordinary shares [Member] | Parent Company [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value | (per share)	$ 0.00001	$ 0.00001	¥ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	1,300,000	1,300,000	1,300,000	1,300,000	1,300,000
Ordinary shares, shares outstanding	1,300,000	1,300,000	1,300,000	1,300,000	1,300,000